Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of interests in associates and joint ventures [text block]
b) Interests in associates and joint ventures
As of 31 December 2021 and 2020, no associate or joint venture was

individually

material

to

the

Group.

Also,

there

were

no
significant restrictions on the ability of

associates or joint ventures
to

transfer

funds

to

UBS

Group

AG

or

its

subsidiaries

as

cash
dividends

or

to

repay

loans

or

advances

made.

There

were

no
quoted market

prices for

any associates

or joint

ventures of

the
Group.
Investments in associates and joint ventures
USD million 2021 2020
Carrying amount at the beginning of the year 1,557 1,051
Additions 1 388
Reclassifications
1
(386) 0
Share of comprehensive income 150 83
of which: share of net profit
2
105 84
of which: share of other comprehensive income
3
45 (1)
Share of changes in retained earnings 1 (40)
Dividends received (39) (33)
Foreign currency translation (39) 108
Carrying amount at the end of the year 1,243 1,557
of which: associates 1,200 1,513
of which: SIX Group AG, Zurich
4
1,043 965
of which: Clearstream Fund Centre AG, Zurich
1
399
of which: other associates 157 150
of which: joint ventures 43 44
1 In the second quarter

of 2021, UBS reclassified

its minority investment (
48.8
%) in Clearstream Fund

Centre AG (previously Fondcenter

AG) of USD
386

million to Properties and other

non-current assets held for
sale and sold the investment in the same quarter. Refer to Note 30 for more information.

2 For 2021, consists of USD
79

million from associates and USD
26

million from joint ventures. For 2020, consists of USD
64
million from associates

and USD
19

million from joint

ventures.

3 For 2021,

consists of USD
44

million from associates

and USD
1

million from joint

ventures. For

2020, consists of

negative USD
1

million from
associates.

4 In 2021, UBS AG’s equity interest amounted to
17.31%. UBS AG is represented on the Board of Directors.

UBS AG
Entity [Table]
Disclosure of interests in associates and joint ventures [text block]
b) Interests in associates and joint ventures
As of 31 December 2021 and 2020, no associate or joint venture was

individually

material

to
UBS

AG
. Also
,

there

were

no
significant restrictions on the ability of

associates or joint ventures
to transfer

funds to

UBS AG

or its subsidiaries

as cash

dividends
or

to

repay

loans

or

advances

made.

There

were

no

quoted
market prices for any associates or joint ventures of UBS AG.
Investments in associates and joint ventures
USD million 2021 2020
Carrying amount at the beginning of the year 1,557 1,051
Additions 1 388
Reclassifications
1
(386) 0
Share of comprehensive income 150 83
of which: share of net profit
2
105 84
of which: share of other comprehensive income
3
45 (1)
Share of changes in retained earnings 1 (40)
Dividends received (39) (33)
Foreign currency translation (39) 108
Carrying amount at the end of the year 1,243 1,557
of which: associates 1,200 1,513
of which: SIX Group AG, Zurich
4
1,043 965
of which: Clearstream Fund Centre AG, Zurich
1
399
of which: other associates 157 150
of which: joint ventures 43 44
1 In the second quarter

of 2021, UBS reclassified

its minority investment (
48.8
%) in Clearstream Fund

Centre AG (previously Fondcenter

AG) of USD
386

million to Properties and other

non-current assets held for
sale and sold the investment in the same quarter. Refer to Note 30 for more information.

2 For 2021, consists of USD
79

million from associates and USD
26

million from joint ventures. For 2020, consists of USD
64
million from associates

and USD
19

million from joint

ventures.

3 For 2021,

consists of USD
44

million from associates

and USD
1

million from joint

ventures. For

2020, consists of

negative USD
1

million from
associates.

4 In 2021, UBS AG’s equity interest amounted to
17.31%. UBS AG is represented on the Board of Directors.